Equity Investments at Fair Value Through OCI and Other Short-term Investments - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Dividends received	$ 1,773,336	$ 2,605,333	$ 2,385,559
Investments accounted for using equity method Koninklijke KPN [member]
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Other short-term investments	10,145,615	9,987,851
Changes in fair value of investment	883,408	(3,765,688)
Dividends received	1,742,242	2,605,333	$ 2,370,559
Equity and other short term investments [member] | Investments accounted for using equity method Koninklijke KPN [member]
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Equity investments at fair value through OCI	37,572,410	39,028,083
Other short-term investments	$ 10,145,615	$ 9,987,851